AIG Life Insurance Company
600 King Street
One Alico Plaza
Wilmington, DE  19801

                                  May 26, 1999


VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


         Re:      Variable Account II of AIG Life Insurance Company
                           File No. 333-34199

Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of AIG Life Insurance Company (the Company) and Variable Account II, we certify that the form of the Prospectuses which would have been filed under paragraph
(c) of Rule 497 does not differ materially from the form of the Prospectuses contained in Post-Effective Amendment No. 5 to the Registration Statement for Variable Account II, which was filed electronically and became effective on May 3, 1999.

If you should have any questions  regarding the foregoing,  please contact me at
(302) 594-2987.

Very truly yours,

/s/ Kenneth D. Walma
Kenneth D. Walma